SHARE CAPITAL AND EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Earnings per share
Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2024	2023
Weighted average number of common shares outstanding	318,191,697	317,660,608
Effect of dilutive stock options and equity-settled share-based payments	—	756,871
Weighted average number of common shares outstanding for diluted earnings per share calculation	318,191,697	318,417,479